Share Based Payment - Additional Information (Detail)		12 Months Ended
	Jan. 31, 2017 shares yr	Mar. 31, 2019 USD ($) shares mo yr	Mar. 31, 2018 USD ($) shares yr	Mar. 31, 2017 USD ($) shares mo yr	Mar. 31, 2010 shares	Mar. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding		$ 1.9765
Weighted average contractual life in years		2.25	3.25	3
Share based payment expense		$ 39,745,000	$ 44,716,000	$ 26,795,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years | yr		4.9	5.2	6.2
Number of RSUs granted | shares		1,325,531	690,757	4,481,294
Vesting conditions		Refer notes	Refer notes	Refer notes
RSU exercised during the year | shares		716,847	1,065,521	827,016
RSUs outstanding exercise price per share		$ 0.0005	$ 0.0005	$ 0.0005		$ 0.0005
Share based payment expense for options recognized under personnel expenses		39,714,000	44,730,000	26,620,000
Legal and professional expenses		$ 288,000	$ 144,000	$ 0
Restricted Stock Units [Member] | ibibo Group [Mmeber]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of RSUs granted | shares	1,129,905
Exercised period | yr	10
Later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		10.00%	10.00%	10.00%
RSUs expiry		expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%	20.00%	20.00%
RSUs expiry		expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		30.00%	30.00%	30.00%
RSUs expiry		expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		40.00%	40.00%	40.00%
RSUs expiry		expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions		vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU exercised during the year | shares				3,000
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding			$ 0.742	$ 0.4875
Bottom of range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years | yr		4	4	4
Grant date fair value of RSUs		$ 24.33	$ 28.75	$ 14.86
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding			$ 1.9765	$ 1.9765
Top of range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years | yr		8	8	10
Grant date fair value of RSUs		$ 36.15	$ 33.55	$ 32.70
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted | shares		0	0	0	2,703,810
Exercise price per share of options outstanding		$ 1.98	$ 1.28	$ 1.14		$ 1.45
Vesting Option One [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of RSUs granted | shares		1,199,663	690,757	3,348,389
Tranche | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of RSUs granted | shares		125,868
Percentage of maximum shares employees are eligible to receive		120.00%
Tranche | Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		50.00%	50.00%	50.00%
RSUs expiry		expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Tranche | Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		50.00%	50.00%	50.00%
RSUs expiry		expiry of 48 months from the grant	expiry of 48 months from the grant	expiry of 48 months from the grant
Tranche | Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions		vesting over 4 years	vesting over 4 years	vesting over 4 years
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted | shares		0	11,789	25,032
Exercise price per share of options outstanding		$ 0.0154	$ 0.0154	$ 0.0154
Share based payment expense		31,000	$ (14,000)	175,000
Expected term | yr			10
Bona Vita Employees Stock Option Plan 2016 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding		$ 0.0154	$ 0.0154	$ 0.0154
Weighted average contractual life in years | yr		8.7	10.4	11.1
Vesting conditions		ESOPs have graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan is 10 years from the vesting date.
Vesting period | yr		4
Expected term | yr		10
Bona Vita Employees Stock Option Plan 2016 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs			$ 14.64
Bona Vita Employees Stock Option Plan 2016 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs			$ 29.19